As filed with the Securities and Exchange Commission on October 28, 2011

Registration Nos. 333-85183

and 811-09547

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 16	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 17	☒

FARMERS ANNUITY SEPARATE ACCOUNT A

(Exact Name of Registrant)

FARMERS NEW WORLD LIFE INSURANCE COMPANY

(Name of Depositor)

3003 - 77th Avenue, S.E., Mercer Island, Washington 98040

(Address of Depositor’s Principal Executive Offices)

(206) 232-8400

(Depositor’s Telephone Number, including Area Code)

Name and Address of Agent for Service:

Patrick J. Carty

Vice President, Corporate Secretary, and General Counsel

Farmers New World Life Insurance Company

3003 - 77th Avenue, S.E.

Mercer Island, Washington 98040

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☐	On May 1, 2011, pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☒	On December 31, 2011 pursuant to paragraph (a) of Rule 485

Title of securities being registered:

Units of interest in a separate account under individual flexible premium variable annuity contracts.

EXPLANATORY NOTE

Registrant is filing this Post-Effective Amendment No. 16 to its Form N-4 Registration Statement for the sole purpose of giving effect to the following three changes to the Variable Annuity Contract described herein that will be issued on or after January 1, 2012: (1) a change in the minimum guaranteed interest rate on the Fixed Account, (2) a 0.10% increase in mortality and expense risk charges, and (3) a reduction from 4% to 2.5% in the premiums paid accumulation rate component of the guaranteed minimum death benefit. This Post-Effective Amendment No. 16 effects no other change in Registrant’s Form N-4 Registration Statement.

Supplement Dated January 1, 2012

To the

Prospectus Dated May 1, 2011

For the

Farmers Variable Annuity

Issued through

Farmers Annuity Separate Account A

Offered by

Farmers New World Life Insurance Company

IMPORTANT NOTICE REGARDING CHANGES TO YOUR FARMERS® VARIABLE ANNUITY

This Supplement describes three changes to the Farmers Variable Annuity (“Contract”) that will apply to all Contracts issued on or after January 1, 2012. Contracts issued before that date are not affected by these changes.

The first change is that the fixed account guaranteed minimum interest rate will be the rate stated in the Contract. For Contracts issued January 1, 2012 through April 30, 2012 the fixed account guaranteed minimum interest rate will be 1.5%. This is lower than the 3% fixed account guaranteed minimum interest rate for Contracts issued before January 1, 2012.

The second change is that the Guaranteed Minimum Death Benefit (“GMDB”) rider will be the greater of the current cash value, the highest anniversary cash value, or the premiums paid accumulated at 2.5%, not the 4% that applies to Contracts issued before January 1, 2012.

The third change is that the Mortality and Expense Charges will be increased by 0.10%.

In light of these changes, the disclosure contained in the Prospectus is amended as follows:

Change to the Fixed Account

The paragraph titled “Fixed Account” on page 6 will read as follows:

Fixed Account. You may place money in the fixed account where we guarantee that it will earn interest for one-year periods at a guaranteed rate shown in your Contract. We may declare higher rates of interest, but are not obligated to do so. Money you place in the fixed account will be reduced by some of the fees and charges we assess. The fixed account is part of our general account.

The section titled “The Fixed Account” on page 12 will read as follows:

The Fixed Account

You may allocate some or all of your premium payments and transfer some or all of your Contract Value to the fixed account. The fixed account offers a guarantee of principal accumulating at a specified rate of interest that will be

Please Retain This Supplement for Future Reference.

If you have questions, please call the Service Center toll-free at 1-877-376-8008, write the Service Center at P.O. Box 724208, Atlanta, GA 31139, or contact your Farmers Registered Representative.

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reduced by deductions for fees and expenses. The fixed account is part of Farmers’ general account. We use our general account assets to support our insurance and annuity obligations other than those funded by our separate investment accounts. Subject to applicable law, Farmers has sole discretion over investment of the fixed account’s assets. Farmers bears the full investment risk for all amounts contributed to the fixed account. Farmers guarantees that the amounts allocated to the fixed account will be credited interest daily at a net effective annual rate of at least the minimum guaranteed interest rate indicated in your Contract. We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion. All assets in the general account are subject to our general liabilities from business operations.

Money you place in the fixed account will earn interest that is compounded annually and accrues daily at the current interest rate in effect at the time of your allocation. We intend to credit the fixed account with interest at the current rates in excess of the minimum guaranteed interest rate indicated in your Contract, but we are not obligated to do so. We have no specific formula for determining current interest rates.

The fixed account value will not share in the investment performance of our general account. Because we, in our sole discretion, anticipate changing the current interest rate from time to time, different allocations you make to the fixed account will be credited with different current interest rates. You assume the risk that interest credited to amounts in the fixed account may not exceed the minimum guaranteed interest rate indicated in your Contract.

We reserve the right to change the method of crediting interest from time to time, provided that such changes do not reduce the guaranteed rate of interest below the minimum guaranteed interest rate indicated in your Contract per year or shorten the period for which the interest rate applies to less than one year (except for the year in which such amount is received or transferred).

We currently allocate amounts from the fixed account for partial withdrawals, transfers to the subaccounts, or charges for the monthly deduction on a last in, first out basis (“LIFO”) for the purpose of crediting interest.

The fixed account is not registered with the Securities and Exchange Commission (“SEC”). The disclosures included in this prospectus about the fixed account are for your information and have not been reviewed by the staff of the SEC. However, fixed account disclosures may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus.

Change to the Guaranteed Minimum Death Benefit Rider

The paragraph titled “Optional Guaranteed Minimum Death Benefit” on page 7 will read as follows:

Optional Guaranteed Minimum Death Benefit. On your application, you may select for an additional fee the optional Guaranteed Minimum Death Benefit. This rider may not be available in all states, and may vary by state. The Guaranteed Minimum Death Benefit provides an enhanced death benefit only if the last surviving annuitant dies before the annuity start date and before any owner dies. This enhanced death benefit is payable on the death of an owner only if that owner is the first owner to die and is the last surviving annuitant. You may select the Guaranteed Minimum Death Benefit only on your Contract application. If you select this benefit, we will deduct a substantial additional daily charge from the subaccounts at an annual rate of 0.25%.

On the death of the last surviving annuitant, the Guaranteed Minimum Death Benefit will equal the greatest of the following:

☐	the standard death benefit described above;
☐

premiums you paid accumulated daily with interest compounded at 2.5% per year (4% per year for contracts issued before January 1, 2012) until the earlier of: (i) the date of death, or (ii) the Contract anniversary on or next following the last surviving annuitant’s 80th birthday; minus proportional reductions for withdrawals; or

☐

the Greatest Anniversary Value on any Contract anniversary through the earlier of the date of death or the Contract anniversary on or next following the last surviving annuitant’s 80th birthday, minus proportional reductions for withdrawals.

A different death benefit calculation applies if the last surviving annuitant dies after the Contract anniversary on or next following the annuitant’s 80th birthday. See “Death Benefits.”

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The first sentence of the third paragraph titled “Partial Withdrawals” on page 33 will read as follows:

If you elected the Guaranteed Minimum Death Benefit, a partial withdrawal will proportionally reduce the Greatest Anniversary Value and the amount of premiums (plus interest) being accumulated at 2.5% annually (4% annually for Contracts issued before January 1, 2012).

The description of the “Guaranteed Minimum Death Benefit” on page 38 will read as follows:

The Guaranteed Minimum Death Benefit equals the greatest of:

1.	the standard death benefit as described above;

2.

premiums you paid accumulated daily with interest compounded at a rate of 2.5% per year (4% per year for Contracts issued before January 1, 2012) until the earlier of: (i) the date of death, or (ii) the Contract anniversary on or next following the last surviving annuitant’s 80th birthday, minus proportional reductions for withdrawals; or

3.

the Greatest Anniversary Value on any Contract anniversary through the earlier of the date of death or the Contract anniversary on or next following the last surviving annuitant’s 80th birthday, minus proportional reductions for withdrawals.

Change to the Mortality and Expense Charges

The first sentence under the section titled “Mortality and Expense Risk Charge” on page 25 will read as follows:

As compensation for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge from your net assets in the subaccounts. The charge is equal, on an annual basis, to 1.05% (0.95% for contracts issued before January 1, 2012) of average daily net assets you have invested in the subaccounts.

The chart titled “Periodic Charges other than Portfolio Expenses” on page 10 will read as follows:

Periodic Charges other than Portfolio Expenses

	Contracts issued before January 1, 2012	Contracts issued on or after January 1, 2012
Records Maintenance Charge[3]	$30	$30
Variable Account Annual Expenses
(as a percentage of average daily net assets in the subaccounts)

With Both the Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit[4]
Mortality and Expense Risk Charge	1.45%	N/A
Administrative Charge	0.20%	N/A

Total Variable Account Annual Expenses	1.65%	N/A

With Either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit[4]
Mortality and Expense Risk Charge	1.20%	1.30%
Administrative Charge	0.20%	0.20%

Total Variable Account Annual Expenses	1.40%	1.50%

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	Contracts issued before January 1, 2012	Contracts issued on or after January 1, 2012
With Standard Death Benefit Only
Mortality and Expense Risk Charge	0.95%	1.05%
Administrative Charge	0.20%	0.20%

Total Variable Account Annual Expenses	1.15%	1.25%

[1]

We do not assess a surrender charge on death benefit payments. We do assess a surrender charge if you surrender your Contract, partially withdraw its cash value, or annuitize under the Contract while surrender charges are applicable.

[2]

We do not assess transfer fees on transfers under the Dollar Cost Averaging or Automatic Asset Rebalancing programs. Transfers under these programs do not count toward the twelve free transfers permitted each Contract year.

[3]

We will also deduct the Records Maintenance Charge on the annuity start date or the date you surrender your Contract. We waive this fee for Contracts with a Contract Value of $50,000 or more on the date the fee is assessed.

[4]

We no longer offer the Guaranteed Retirement Income Benefit rider. If you have elected the Guaranteed Retirement Income Benefit rider and your initial Contract application was signed and dated before June 18, 2003, your Guaranteed Retirement Income Benefit rider remains in force, a 0.25% Mortality and Expense Risk Charge will continue to be assessed, and our obligations and duties to you under this rider will not change.

The “Example of Maximum Charges” on page 11 will read as follows:

Example of Maximum Charges

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example shows the maximum costs of investing in the Contract, including transaction expenses, the Records Maintenance Charge of $30, the Variable Account charges (1.65% for contracts issued before January 1, 2012 and 1.50% for contracts issued on or after January 1, 2012), and maximum Annual Portfolio Operating Expenses of 1.76%.

The Example assumes that you invested $10,000 in the portfolio with the highest expenses, chose the riders with the highest costs, and stayed in those options under the Contract for the time periods indicated. The Example also assumes that your investment earned a steady 5% return each year.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender or annuitize the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Contracts issued before January 1, 2012	$947	$1,511	$2,172	$3,739
Contracts issued on or after January 1, 2012	$933	$1,469	$2,119	$3,699

(2)	If you do not surrender or annuitize the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Contracts issued before January 1, 2012	$349	$1,063	$1,798	$3,739
Contracts issued on or after January 1, 2012	$334	$1,019	$1,743	$3,699

The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). It also does not reflect any taxes or tax penalties you may be required to pay if you surrender your Contract.

The Record Maintenance Charge of $30 is reflected as an annual charge of 0.051% that is determined by dividing total Record Maintenance Charges collected during 2010 ($174,930) by total average net assets attributable to the Contract during 2010 ($342,280,352).

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Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

The following will be added to the disclosure under “Appendix A – Condensed Financial Information” on page A-1:

There is no accumulation unit value data available for Contracts issued on or after January 1, 2012. The accumulation unit value data shown in the Prospectus and SAI dated May 1, 2011 relate to Contracts issued before January 1, 2012.

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PART C

OTHER INFORMATION

Registrant hereby amends the Part C contained in its Form N-4 Registration Statement for the sole purpose of including the exhibits set out below. In all other respects Part C of the Registration Statement remains the same.

Item 24.    Financial Statements and Exhibits

(b)	Exhibits.

(4)(k)	Revised Form of Contract for the Individual Variable Annuity Contract

(4)(l)	Revised Guaranteed Minimum Death Benefit Rider

(9)	Opinion and Consent of Patrick J. Carty, Esquire

(15)	Powers of Attorney

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Farmers Annuity Separate Account A has duly caused this Post-Effective Amendment No. 16 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Mercer Island, and the State of Washington, on the 28th day of October, 2011.

FARMERS ANNUITY SEPARATE ACCOUNT A
(Registrant)

Attest:	/s/ Patrick J. Carty	By:	/s/ Katherine P. Cody
	Patrick J. Carty		Katherine P. Cody
	Vice President, Corporate Secretary and General Counsel Farmers New World Life Insurance Company		Senior Vice President and Chief Financial Officer Farmers New World Life Insurance Company

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(Depositor)

Attest:	/s/ Patrick J. Carty	By:	/s/ Katherine P. Cody
	Patrick J. Carty		Katherine P. Cody
	Vice President, Corporate Secretary and General Counsel Farmers New World Life Insurance Company		Senior Vice President and Chief Financial Officer Farmers New World Life Insurance Company

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 16 to the registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title
*
David J. Dietz	Director and Chairman of the Board

*
Jeffrey J. Dailey	Director

*
Jerry J. Carnahan	Director, President and Chief Executive Officer (Principal Executive Officer)

*
Joachim Masur	Director

*
Jon C. Porter, Sr.	Director

*
Stanley R. Smith	Director

*
John F. Sullivan, Jr.	Director

*
Kenneth L. Carroll	Director

/s/ Katherine P. Cody
Katherine P. Cody	Senior Vice President, Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)

/s/ Katherine P. Cody
Katherine P. Cody	Attorney-In-Fact

* Pursuant to Powers of Attorney previously filed or filed herewith.

EXHIBIT INDEX

Exhibit (b)(4)(k)	Revised Form of Contract for the Individual Flexible Premium Variable Annuity Contract

Exhibit (b)(4)(l)	Revised Guaranteed Minimum Death Benefit Rider

Exhibit (b)(9)	Opinion and Consent of Patrick J. Carty, Esquire

Exhibit (b)(15)	Powers of Attorney